Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	¥ 1,247
Available-for-sale financial assets		¥ 800
Derivative financial instruments, assets	223	151
Financial asset at fair value through profit or loss	96
Total, assets	6,679	10,550
Derivative financial instruments, liabilities	29	325
Total, liabilities	152,329	147,142
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	223	151
Derivative financial instruments, liabilities		14
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	1,247
Available-for-sale financial assets		693
Financial asset at fair value through profit or loss	96
Total, assets	1,566	844
Total, liabilities	29	325
At fair value [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	223	151
Derivative financial instruments, liabilities		14
At fair value [member] | Foreign exchange forward contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, liabilities		311
At fair value [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, liabilities	29
At fair value [member] | Quoted prices in active markets (Level 1) [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	510
Available-for-sale financial assets		693
Financial asset at fair value through profit or loss	96
Total, assets	606	693
At fair value [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [Line Items]
Total, assets	223	151
Total, liabilities	29	325
At fair value [member] | Significant observable inputs (Level 2) [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	223	151
Derivative financial instruments, liabilities		14
At fair value [member] | Significant observable inputs (Level 2) [member] | Foreign exchange forward contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, liabilities		¥ 311
At fair value [member] | Significant observable inputs (Level 2) [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, liabilities	29
At fair value [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	737
Total, assets	¥ 737